Subsidiary Incentive Units (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Subsidiary Incentive Unit [Line Items]
Unrecognized Compensation Cost	$ 17,886,000	$ 20,005,000